PER SHARE AMOUNTS (Tables)	9 Months Ended
Sep. 30, 2026
Earnings per share [abstract]
Schedule Representing Per Share Amounts

	Three Months Ended		Nine Months Ended
For the periods ended September 30,	2026	2025	2026	2025
Net Earnings (Loss)	3,360	1,286	7,800	2,996
Effect of Cumulative Dividends on Preferred Shares	—	(2)	(2)	(12)
Net Earnings (Loss) – Basic	3,360	1,284	7,798	2,984
Effect of Stock-Based Compensation	—	—	—	(1)
Net Earnings (Loss) – Diluted	3,360	1,284	7,798	2,983

Basic – Weighted Average Number of Shares (thousands)	1,827,400	1,788,901	1,854,000	1,806,851
Dilutive Effect of Warrants	—	2,251	—	2,416
Dilutive Effect of Stock-Based Compensation	4,323	1,628	4,754	1,819
Diluted – Weighted Average Number of Shares (thousands)	1,831,723	1,792,780	1,858,754	1,811,086

Net Earnings (Loss) Per Common Share – Basic ($)	1.84	0.72	4.21	1.65
Net Earnings (Loss) Per Common Share – Diluted (1) ($)	1.83	0.72	4.20	1.65
(1)For the three and nine months ended September 30, 2026, 22.9 million and 23.1 million, respectively, (2025 — 25.1 million and 24.6 million, respectively) common shares related to the assumed exercise of stock-based compensation were excluded from the calculation of dilutive net earnings (loss) per share as the effect was anti-dilutive.